Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Ordinary Share Activity

The following tables summarizes ordinary share activity for the year ended December 31, 2021.

	A ordinary shares	Weighted average grant date fair value	B ordinary shares	Weighted average grant date fair value
Nonvested as of December 31, 2020	523,980	$113.12	292,576	$46.06
Granted (1)	9,370	$350.62	—	$—
Vested (2)	(523,980)	$113.12	(292,576)	$46.06
Forfeited	(3,500)	$350.62	—	$—
Nonvested as of December 31, 2021	5,870	$350.62	—	$—

(1)
The fair value of shares granted under the 2018 Plan during the year ended December 31, 2021 was based on the relative value of the Transaction.
(2)
Represents share-based awards that vested in connection with the completion of the Transaction as described in Note 2.

Summary of principal assumptions

The fair value of the A ordinary shares and B ordinary shares was determined using a Monte Carlo simulation approach for the years ended December 31, 20220 and 2019. The following table shows the principal assumptions used in the valuation:

	For the year ended December 31,
	2020	2019
Expected volatility	48.27%	30.90%
Risk free interest rate	0.14%	1.84%
Dividend yield	Nil	Nil

Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity during the year ended December 31, 2021.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2020	—	$—
Granted (1)	13,526,684	$8.30
Vested (2)	(2,705)	$11.80
Forfeited	(209,543)	$11.49
Performance adjustments (3)	—	$—
Nonvested as of December 31, 2021	13,314,436	$8.25

(1)
Represents 10,209,706 RSUs and 3,316,978 PRSUs based on performance target achievement of 100%.
(2)
The total grant date fair value of units vested was $32.
(3)
Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.